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                          UNITED STATES                     OMB APPROVAL
                SECURITIES AND EXCHANGE COMMISSION      --------------------
                      Washington, D.C. 20549            OMB Number: 3235-0456
                                                        Expires:August 31, 2000
                                                        Estimated average
                                                        burden
                                                        hours per response...1
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                                   FORM 24F-2
                        ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24F-2

                 Read instructions at end of Form before preparing Form.

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   1. Name and address of issuer:

      NEUBERGER BERMAN EQUITY TRUST
      605 THIRD AVENUE, 2ND FLOOR
      NEW YORK, NY  10158-0180

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   2. The name of each  series or class of  securities  for  which  this Form is filed (if the form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):

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   3. Investment Company Act File Number:  811-7784

      Securities Act File Number:  33-64368
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   4(a).    Last day of fiscal year for which this Form is filed:  AUGUST 31
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   4(b). / /   Check box if this Form is being filed late  (i.e.,  more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

      NOTE: IF THE FORM IS BEING FILED LATE, INTEREST MUST BE PAID ON THE REGISTRATION FEE DUE. N/A
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   4(c) / /   Check  box if this is the last  time the  issuer  will be filing this Form.  N/A
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





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   5.  Calculation of registration fee:
      (i)   Aggregate sale price of securities sold
            during the fiscal year pursuant to section           $1,531,999,218
            24(f)                                                 -------------


      (ii)  Aggregate price of securities redeemed
            or repurchased during the fiscal year.    $1,656,365,251
                                                       -------------
      (iii) Aggregate price of securities redeemed
            or repurchased during any prior fiscal year
            ending no earlier than October 1, 1995 that
            were not previously used to reduce              $    0
            registration fees payable to the Commission:     -----

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      (iv)  Total available redemption credits
            [add:  Items 5(ii) and 5(iii)]:                      $1,656,365,251
                                                                  -------------
      (v)   Net sales - if Item 5(i) is greater than
            Item 5(iv) [subtract Item 5(iv) from Item             $(124,366,033)
            5(i)]:                                                  -----------

      (vi)  Redemption credits available for use in
            future years - if Item 5(i) is less
            than Item 5(iv) [subtract Item 5(iv) from
            Item 5(i)]:                                   $(   0   )
                                                           ---------

       (vii) Multiplier for determining registration
             fee (See Instruction C.9):                               x .000264
                                                                       ---------
      (vii) Registration fee due [multiply Item 5(v)
            by Item 5(vii)] (enter "0" if no fee is                   $       0
            due):                                                        ======

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   6. Prepaid Shares

      If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of the securities (number of shares or other units) deducted here: 0 . If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: 0 .

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   7. Interest due - if this Form is being filed more than 90 days after the end of the Issuer's fiscal year (see Instruction D):

                                                                     + $     0
                                                                        ------
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   8. Total of the amount of the registration fee due plus any interest due
      [line 5(viii) plus line 7]:

                                                                       $     0
                                                                        ======
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





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   9. Date the registration fee and any interest payment was sent to the
      Commissions lockbox depository:

      Method of Delivery:     N/A

         / /  Wire Transfer                   / /   Mail or Other Means
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                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*     /s/  Daniel J. Sullivan, Vice President
                              ------------------------------------------

                               Daniel J. Sullivan, Vice President
                               -----------------------------------------

Date  NOVEMBER 20, 2000

       *Please print the name and title of the signing officer below the signature.